General and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, depletion, and amortization	$ 108,716	$ 99,941	$ 91,079
Management fees	16,620	14,843	11,405
Service contracts	7,480	10,636	5,030
Office costs	5,270	5,319	5,565
Professional fees	21,480	22,604	9,616
General and administrative expense	130,092	128,930	99,909
General And Administrative Expense
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and related expenses	62,151	59,409	54,399
Depreciation, depletion, and amortization	8,416	8,559	8,138
Other	$ 8,675	$ 7,560	$ 5,756